Goodwill, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2021	Oct. 30, 2020 CNY (¥)
Goodwill, net
Goodwill		¥ 454	$ 63	¥ 454
Yuancui
Goodwill, net
Equity interest acquired (as a percent)	51.00%				78.00%	70.00%	51.00%
Total consideration	¥ 30,000
Goodwill	¥ 31,188				¥ 454		¥ 31,188
Tuqiang
Goodwill, net
Equity interest acquired (as a percent)					78.00%
Goodwill					¥ 454